August 4, 2016

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Institutional Reserves Funds
  1933 Act File No.: 333-148652
  1940 Act File No.: 811-22169
  CIK No.: 0001423799

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 19 to the Registration Statement, electronically filed with the Securities and Exchange Commission on July 29, 2016.

Please address any comments or questions to my attention at 412-236-7700.

Sincerely,

/s/ Joseph W. Kulbacki
Joseph W. Kulbacki
Paralegal